Note 5 - Share-based Compensation (Details Textual) - USD ($) $ / shares in Units, Rate in Thousands					3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 10, 2017	Feb. 01, 2017	Mar. 21, 2016	Aug. 04, 2015	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Employee Stock Option [Member]
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Expected Forfeiture Rate					0.00%			0.00%
The 2007 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					300,000		300,000	40,000	1,040,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 0.69			$ 0.45	$ 0.35
The 2007 Equity Incentive Plan [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	300,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.69
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	125,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Remaining Number of Shares to Vest Each Month	25,000
Sharebased Compensation Arrangement by Sharebased Payment Award Options Granted in Period, Fair Value					$ 207,000
The 2007 Equity Incentive Plan [Member] | Board of Directors and Vendors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			307,777
Sharebased Compensation Arrangement By Sharebased Payment Award Options Expiration Period Extension			5 years
Outside of the 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					583,526	263,523		1,009,718	2,075,931
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 0.59	$ 0.33		$ 0.48	$ 0.40
Sharebased Compensation Arrangement by Sharebased Payment Award Options Granted in Period, Fair Value								$ 357,312	$ 887,864
Other Liabilities, Current								316,007	942,509
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value					$ 20,025	$ 94,905		99,600	74,145
Outside of the 2007 Plan [Member] | Board of Directors and Vendors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					283,526	263,523
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 0.50	$ 0.33
Sharebased Compensation Arrangement by Sharebased Payment Award Options Granted in Period, Fair Value					$ 141,763
Outside of the 2007 Plan [Member] | Strategic Advisor [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		300,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.67
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					25,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting, Equal Amount of Shares		12,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		2 years
Outside of the 2007 Plan [Member] | Board of Directors Chairman [Member]
Other Liabilities, Current					$ 65,000	$ 67,500
Outside of the 2007 Plan [Member] | Vendors [Member]
Other Liabilities, Current					56,671	12,975
Selling, General and Administrative Expenses [Member]
Allocated Share-based Compensation Expense					280,288	301,839		751,113	1,831,313
Selling, General and Administrative Expenses [Member] | The 2007 Equity Incentive Plan [Member]
Allocated Share-based Compensation Expense			$ 119,971	$ 620,403				$ 76,950	$ 94,050
Selling, General and Administrative Expenses [Member] | The 2007 Equity Incentive Plan [Member] | Chief Financial Officer [Member]
Allocated Share-based Compensation Expense					103,500
Selling, General and Administrative Expenses [Member] | Outside of the 2007 Plan [Member] | Board of Directors and Vendors [Member]
Allocated Share-based Compensation Expense					20,092	$ 86,963
Selling, General and Administrative Expenses [Member] | Outside of the 2007 Plan [Member] | Strategic Advisor [Member]
Allocated Share-based Compensation Expense					$ 15,000